Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Future Minimum Lease Payments for Operating Leases and Capital Leases
Future minimum lease payments under operating and capital leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2020 and expire through 2033 are as follows:

Year ending December 31,	Operating Leases	Capital Leases
2021	$4,772	$211
2022	4,667	42
2023	4,433	—
2024	4,107	—
2025	4,166	—
Thereafter	30,848	—
Total minimum lease payments	$52,993	$253
Less amounts representing interest		(7)
Present value of lease payments		246
Less current portion		(204)
Long-term portion of minimum lease payments		$42